December 2, 2019

BNY Mellon Investment Portfolios

MidCap Stock Portfolio

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The primary portfolio managers of the fund are Peter D. Goslin, CFA, Syed A. Zamil, CFA, Adam Logan, CFA and Chris Yao, CFA.  Messrs. Goslin and Zamil have been primary portfolio managers of the fund since March 2017.  Messrs. Logan and Yao have been primary portfolio managers of the fund since December 2019.  Mr. Goslin is a director and senior portfolio manager and leads the Multi-Factor Equity team at Mellon Investments Corporation (Mellon), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser).  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  Mr. Logan is a senior portfolio manager on the Multi-Factor Equity team at Mellon.  Mr. Yao is head of Equity Quantitative research at Mellon.  The portfolio managers also are employees of BNYM Investment Adviser.

The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

The primary portfolio managers of the fund are Peter D. Goslin, CFA, Syed A. Zamil, CFA, Adam Logan, CFA and Chris Yao, CFA.  Messrs. Goslin and Zamil have been primary portfolio managers of the fund since March 2017.  Messrs. Logan and Yao have been primary portfolio managers of the fund since December 2019.  Mr. Goslin is a director and senior portfolio manager and leads the Multi-Factor Equity team at Mellon, an affiliate of BNYM Investment Adviser.  He has been employed by Mellon or a predecessor company since 1999, and by BNYM Investment Adviser since January 2014.  Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon.  He has been employed by Mellon or a predecessor company since October 2015, and by BNYM Investment Adviser since March 2017.  Prior to joining Mellon, Mr. Zamil was employed from October 2012 until October 2015 by American Century Investments as a portfolio manager.  Mr. Logan is a senior portfolio manager on the Multi-Factor Equity team at Mellon.  He has been employed by Mellon or a predecessor company since 1998, and by BNYM Investment Adviser since December 2019.  Mr. Yao is Head of Equity Quantitative Research at Mellon.  He has been employed by Mellon or a predecessor company since 2006, and by BNYM Investment Adviser since December 2019.  The portfolio managers manage the fund in their capacity as employees of BNYM Investment Adviser.

December 2, 2019

BNY MELLON INVESTMENT PORTFOLIOS

MidCap Stock Portfolio ("MCSP")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Adam Logan[1]	3	$206M	None	N/A	None	N/A
Chris Yao[2]	13	$6.7B	None	N/A	None	N/A

1  Because Mr. Logan became a primary portfolio manager of MCSP as of December 2, 2019, his information is as of October 31, 2019.

2  Because Mr. Yao became a primary portfolio manager of MCSP as of December 2, 2019, his information is as of October 31, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Adam Logan	None	None	None
Chris Yao	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Adam Logan[1]	MCSP	None
Chris Yao[2]	MCSP	None

1  Because Mr. Logan became a primary portfolio manager of MCSP as of December 2, 2019, his information is as of October 31, 2019.

2  Because Mr. Yao became a primary portfolio manager of MCSP as of December 2, 2019, his information is as of October 31, 2019.